Rotable spare parts, furniture and equipment, net - Net carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	$ 804,610	$ 478,771	$ 454,602
Capitalized borrowing costs	21,901	7,915	7,098
Disposals of capitalized borrowing costs	3,330	21,591
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	248,225	205,892	127,861
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	389,380	185,455	253,826
Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	135,039	52,167	41,914
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	27,135	31,900	26,522
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,492	746	1,246
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,331	1,094	1,252
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,036	642	701
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	85	112	200
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	255	185	223
Workshop Tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	182	9	56
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	139	250	398
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	126	84	114
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	185	235	$ 289
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,216,403	765,103
Gross value | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	579,349	421,130
Gross value | Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	389,380	185,455
Gross value | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	202,355	110,959
Gross value | Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	27,135	31,900
Gross value | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	8,802	7,564
Gross value | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	3,487	2,997
Gross value | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,658	1,131
Gross value | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,193	1,409
Gross value | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	698	582
Gross value | Workshop Tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	660	429
Gross value | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	614	565
Gross value | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	542	452
Gross value | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	530	530
Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(411,793)	(286,332)
Accumulated depreciation | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(331,124)	(215,238)
Accumulated depreciation | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(67,316)	(58,792)
Accumulated depreciation | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(7,310)	(6,818)
Accumulated depreciation | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(2,156)	(1,903)
Accumulated depreciation | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(622)	(489)
Accumulated depreciation | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(1,108)	(1,297)
Accumulated depreciation | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(443)	(397)
Accumulated depreciation | Workshop Tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(478)	(420)
Accumulated depreciation | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(475)	(315)
Accumulated depreciation | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(416)	(368)
Accumulated depreciation | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	$ (345)	$ (295)